FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2013
Investments, All Other Investments [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
The following table presents the carrying values and estimated fair values of the Company’s financial instruments at September 30, 2013 and December 31, 2012:
	September 30, 2013
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
	(In thousands)
Financial assets:
Cash and due from banks	$11,711	$11,711	$11,711	$—	$—
Interest-earning deposits in other banks	71,920	71,920	71,920	—	—
Federal funds sold	3,028	3,028	3,028	—	—
Investment securities available for sale	86,476	86,476	—	86,476	—
Loans, net	342,229	356,977	—	—	356,977
Accrued interest receivable	1,753	1,753	1,753	—	—
Stock in FHLB	796	796	—	—	796
Other non-marketable securities	1,040	1,040	—	—	1,040
Financial liabilities:
Deposits	$459,812	$465,264	$—	$465,264	$—
Short term debt	14,207	14,207	—	14,207	—
Long term debt	12,372	7,750	—	7,750	—
Accrued interest payable	235	235	—	—	235
	December 31, 2012
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
	(In thousands)
Financial assets:
Cash and due from banks	$13,498	$13,498	$13,498	$—	$—
Interest-earning deposits in other banks	97,081	97,081	97,081	—	—
Federal funds sold	3,029	3,029	3,029	—	—
Investment securities available for sale	81,491	81,491	—	81,491	—
Loans, net	359,995	377,591	—	—	377,591
Accrued interest receivable	1,636	1,636	—	—	1,636
Stock in the FHLB	973	973	—	—	973
Other non-marketable securities	1,105	1,105	—	—	1,105
Financial liabilities:
Deposits	$498,559	$507,478	$—	$507,478	$—
Short term debt	17,848	17,848	—	17,848	—
Long term debt	12,372	8,451	—	8,451	—
Accrued interest payable	281	281	—	—	281